SUBSEQUENT EVENT	12 Months Ended
Feb. 28, 2017
SUBSEQUENT EVENT
SUBSEQUENT EVENT

21. SUBSEQUENT EVENT

        On March 17, 2017, the Company issued 1,198,666 common shares in a Registered Direct Offering, and concurrently in a private placement, issued warrants to purchase 599,333 common shares exercisable in the future at an exercise price of $1.50. The price per common share and one half of a warrant was $1.50 and resulted in total gross proceeds to the Company of $1,798. The warrants are not exercisable for six months and one day from issuance and will expire five years from the date of issuance.